Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details Textual) (USD $)	12 Months Ended				142 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Cash paid for interest	$ 342,000	$ 424,000	$ 1,914	$ 86,664	$ 1,075,795